UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 12/31/14

Item 1. Schedule of Investments.

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited)

	Principal Amount	Value
Municipal Bonds 95.0%
California 89.6%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage
Insured, 6.65%, 10/01/22	$475,000	$476,159
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,500,660
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	20,296,298
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	10,480,600
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39	17,500,000	20,581,400
St. Rose Hospital, Series A, California Mortgage Insured, 5.625%, 5/15/29	9,050,000	10,214,644
St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29	8,620,000	9,958,427
ABAG Revenue Tax Allocation, RDA Pool, Series A6, AGMC Insured, 5.375%, 12/15/25	445,000	446,046
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.30%, 10/01/21	210,000	210,483
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
5.30%, 10/01/22	81,685,000	87,224,877
5.30%, 10/01/23	70,015,000	74,763,417
5.40%, 10/01/24	43,770,000	46,721,411
5.45%, 10/01/25	32,960,000	35,225,670
zero cpn., 10/01/29	20,000,000	11,238,400
zero cpn., 10/01/30	41,665,000	22,203,695
Alameda County COP, Alameda County Medical Center Project, NATL Insured, ETM,
5.00%, 6/01/23	19,195,000	19,250,090
5.30%, 6/01/26	7,000,000	7,020,720
5.00%, 6/01/28	8,925,000	8,948,919
Alhambra USD, GO, Election of 2004, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	13,025,000	13,384,360
Alvord USD, GO, Riverside County,
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	11,625,000	12,879,802
Election of 2007, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	33,100,700
Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	5,817,300
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	20,000,000	21,955,600
Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured,
zero cpn.,
9/01/24	26,855,000	19,804,488
9/01/26	29,430,000	19,552,703
9/01/27	22,860,000	14,429,003
9/01/28	14,425,000	8,593,549
9/01/29	24,810,000	13,906,501
9/01/32	13,665,000	6,437,172
9/01/33	37,070,000	16,490,960
9/01/34	24,970,000	10,433,465
3/01/37	15,080,000	5,388,386
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	5,633,061
Antelope Valley Community College District GO, Election of 2004, Series B, NATL Insured, 5.25%, 8/01/39	14,900,000	16,259,625
Azusa RDA Tax Allocation, Series B, 7.00%, 8/01/38	8,420,000	9,526,725
Bakersfield City School District GO, Series A, AGMC Insured, 5.00%, 11/01/31	8,390,000	9,060,780
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	2,690,000	2,700,895
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/36	11,410,000	3,282,087
Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48	25,000,000	3,149,750
Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/53	60,000,000	5,126,400
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Series F, Pre-Refunded, 5.00%, 4/01/31	101,435,000	107,351,704
Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000	92,640,136
Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000	20,672,100
Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000	60,899,352
Subordinate, Series S-2, 5.00%, 10/01/50	75,000,000	80,635,500
Subordinate, Series S-4, 5.00%, 4/01/43	36,040,000	40,786,108
Subordinate, Series S-4, 5.125%, 4/01/48	27,355,000	30,886,257
Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000	37,965,510
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	5,194,636
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	11,014,800
Beverly Hills USD, GO, Election of 2002, Series B, Pre-Refunded, 5.00%, 8/01/30	8,590,000	8,826,998

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,500,300
Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	11,160,809
Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	18,921,153
Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,690,348
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Refunding, Series A, NATL Insured, 5.75%, 7/01/15	2,780,000	2,789,952
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	900,000	903,609
Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21	43,780,000	43,607,069
Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28	6,340,000	6,344,945
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	8,500,000	8,531,535
Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22	1,800,000	1,801,764
California HFAR,
Home Mortgage, Series K, 4.75%, 8/01/36	5,000,000	5,036,650
MFHR III, Series B, NATL Insured, 5.50%, 8/01/39	11,950,000	11,951,195
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	5,000,000	6,534,350
FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	66,342,702
California State Educational Facilities Authority Revenue,
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	5,030,343
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	4,628,829
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	2,476,532
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	3,067,228
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	3,905,429
Loyola Marymount University, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	3,720,156
Occidental College, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/36	7,275,000	7,534,499
Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35	5,220,000	5,410,530
Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,246,200
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	34,739,328
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	28,495,000	38,735,248
Stanford University, Series U-4, 5.00%, 6/01/43	14,430,000	19,615,709
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	124,026,665
California State GO,
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,074,720
Various Purpose, 5.125%, 4/01/24	5,000	5,021
Various Purpose, 6.00%, 5/01/24	2,565,000	2,615,479
Various Purpose, 5.20%, 4/01/26	20,000	20,084
Various Purpose, 5.00%, 8/01/34	48,000,000	53,011,200
Various Purpose, 6.00%, 4/01/38	57,130,000	67,837,876
Various Purpose, 6.00%, 11/01/39	100,000,000	120,966,000
Various Purpose, 5.25%, 11/01/40	69,685,000	80,368,407
Various Purpose, AGMC Insured, 5.50%, 4/01/19	540,000	547,409
Various Purpose, AGMC Insured, 5.50%, 3/01/20	415,000	418,743
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	212,045
Various Purpose, FGIC Insured, 6.00%, 8/01/19	905,000	909,552
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	995,029
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	257,387
Various Purpose, Refunding, 5.00%, 6/01/32	26,000,000	28,192,840
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	30,950,000
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	64,243,322
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	28,747,500
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	17,106,992
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	96,216,600
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	50,811,080
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,783,000
Various Purpose, Refunding, AGMC Insured, 5.00%, 6/01/32	20,000,000	21,686,800
California State Health Facilities Financing Authority Revenue,
Adventist Health System West, Series A, 5.75%, 9/01/39	18,000,000	20,553,840
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	11,670,700
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	55,123,500
Cedars-Sinai Medical Center, 5.00%, 8/15/39	4,200,000	4,654,272
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	10,000,000	11,055,700
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,964,875
Children's Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	16,979,654

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)
Children's Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	10,976,700
Lucile Salter Packard Children's Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	43,766,248
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,435,410
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,774,640
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	150,096
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	7,667,978
Rady Children's Hospital, 5.25%, 8/15/41	11,000,000	12,409,980
Sutter Health, Series A, 5.00%, 8/15/38	30,300,000	32,723,394
Sutter Health, Series A, 5.25%, 11/15/46	76,570,000	81,651,185
Sutter Health, Series A, 5.00%, 8/15/52	76,565,000	85,638,718
California State Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,
5.375%, 2/01/29	10,000,000	11,036,300
5.25%, 2/01/37	37,100,000	39,013,989
5.50%, 2/01/39	13,250,000	14,579,107
5.25%, 2/01/46	90,650,000	92,858,234
California State Municipal Finance Authority Revenue,
Eisenhower Medical Center, Series A, 5.75%, 7/01/40	7,000,000	7,732,130
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	36,973,344
California State Public Works Board Lease Revenue,
California Science Center, Series A, 5.25%, 10/01/22	8,645,000	8,679,061
Department of Corrections, Series C, 5.00%, 6/01/25	4,810,000	4,827,124
Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19	7,500,000	7,529,850
Various California Community College Projects, Refunding, Series A, 5.90%, 4/01/17	8,320,000	8,359,021
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,918,539
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	54,580,601
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	20,232,585
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	32,346,600
Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25	8,700,000	10,239,639
Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35	10,000,000	11,944,000
Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30	100,000,000	118,013,000
Various Capital Projects, Series I, 6.375%, 11/01/34	50,000,000	61,328,500
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	45,394,000
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,947,300
California State RAN, 1.50%, 6/22/15	25,000,000	25,162,750
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/39	23,000,000	26,843,760
Refunding, Series A, 5.00%, 11/01/42	29,645,000	33,275,623
Refunding, Series A, 5.00%, 11/01/44	32,345,000	37,393,408
Refunding, Series C, NATL Insured, 5.00%, 11/01/30	4,100,000	4,249,609
Refunding, Series C, NATL Insured, 5.00%, 11/01/35	3,280,000	3,387,322
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/30	11,390,000	11,842,183
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/35	9,620,000	10,001,914
California Statewide CDA, COP,
NATL Insured, 5.00%, 4/01/18	5,750,000	5,760,983
NATL Insured, 5.125%, 4/01/23	6,000,000	6,005,400
The Internext Group, 5.375%, 4/01/17	900,000	902,547
The Internext Group, 5.375%, 4/01/30	19,025,000	19,076,177
California Statewide CDA Revenue,
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	14,009,840
Catholic Healthcare West, Series A, 5.50%, 7/01/30	9,770,000	10,874,987
Catholic Healthcare West, Series E, 5.50%, 7/01/31	12,675,000	14,088,643
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26	9,500,000	10,434,800
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40	59,000,000	65,068,740
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	21,088,150
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	61,592,160
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24	5,640,000	5,627,423
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30	5,000,000	4,984,200
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35	13,900,000	13,762,251
Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39	23,930,000	22,700,237
Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25	2,800,000	2,793,280
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/33	20,000,000	22,906,800
Enloe Medical Center, Series B, California Mortgage Insured, 5.75%, 8/15/38	36,500,000	40,821,965
Health Facility, Adventist Health, Series A, 5.00%, 3/01/30	6,300,000	6,327,468
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 10/01/37	4,000,000	4,461,800
Huntington Memorial Hospital, Pre-Refunded, 5.00%, 7/01/35	45,000,000	46,060,200

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	20,000,000	20,384,000
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	11,275,550
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,879,900
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	98,543,055
Kaiser Permanente, Series B, 5.00%, 3/01/41	46,980,000	48,884,569
Kaiser Permanente, Series B, 5.25%, 3/01/45	179,945,000	187,054,627
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37	20,000,000	21,618,800
Methodist Hospital of Southern California Project, FHA Insured, 6.25%, 8/01/24	12,290,000	14,816,455
Methodist Hospital of Southern California Project, FHA Insured, 6.625%, 8/01/29	20,015,000	24,439,316
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	19,690,000	23,744,959
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,410,098
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	29,600,000	32,928,520
St. Joseph Health System, Series C, FGIC Insured, 5.75%, 7/01/47	12,000,000	13,349,400
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	15,300,000	16,531,497
Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32	4,945,000	4,945,940
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	108,300,000	111,669,213
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	68,610,168
Sutter Health, Series C, 5.00%, 11/15/38	23,925,000	25,711,480
California Statewide CDA Revenue COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-
Refunded, 5.75%, 10/01/25	24,545,000	27,834,521
California Statewide CDA Student Housing Revenue, University of California Irvine East Campus Apartments Phase I,
Refunding,
5.125%, 5/15/31	8,000,000	8,889,040
5.375%, 5/15/38	8,500,000	9,514,135
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A, AGMC Insured, 5.25%,
10/01/24	275,000	275,886
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%, 10/01/33	5,000,000	5,001,650
Campbell USD,
GO, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	5,205,000	5,682,663
GO, Series E, AGMC Insured, 5.00%, 8/01/29	6,260,000	6,543,703
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/20	5,000,000	4,431,250
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/21	6,280,000	5,355,082
Carlsbad USD, GO,
zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	13,058,500
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	25,252,590
Centinela Valley UHSD, GO, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	20,452,324
Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/31	16,580,000	17,771,936
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,798,498
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured, 5.00%, 4/01/32	4,000,000	4,030,200
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,844,240
Chula Vista IDR, San Diego Gas and Electric Co.,
Refunding, Series A, 5.875%, 2/15/34	17,500,000	20,865,250
Series A, 5.30%, 7/01/21	8,500,000	8,679,265
Series B, 5.50%, 12/01/21	14,000,000	14,320,180
Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B, Radian Insured, 5.125%, 8/01/35	5,175,000	5,176,967
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	10,000,000	10,272,700
6.00%, 8/01/35	11,160,000	11,494,130
6.00%, 8/01/42	10,000,000	10,251,000
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,252,594
Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29	5,660,000	5,950,924
Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15	6,810,000	6,798,832
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,133,651
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,280,000	6,370,244
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition
Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	18,166,642
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	9,750,970
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,981,100
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	16,429,280
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/37	99,545,000	107,637,013
Series A, NATL Insured, 5.00%, 6/01/28	3,635,000	3,702,066
Series A, NATL Insured, 5.00%, 6/01/30	4,510,000	4,591,721
Series A, NATL Insured, 5.00%, 6/01/35	7,505,000	7,632,960
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/28	3,365,000	3,430,685

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/29	13,230,000	13,488,250
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/30	10,490,000	10,694,765
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/35	20,000,000	20,390,400
Subordinate, Series A, NATL Insured, 5.00%, 6/01/29	14,265,000	14,525,194
El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project, California Mortgage Insured,
5.25%, 3/01/26	6,790,000	6,806,500
Fairfax Elementary School District GO, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	1,890,302
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	10,596,100
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	8,215,000	8,275,955
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%, 10/01/27	12,500,000	12,596,500
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
Refunding, Series A, 5.75%, 1/15/46	260,000,000	301,225,600
Refunding, Series A, 6.00%, 1/15/49	305,000,000	356,365,050
Refunding, Series A, 6.00%, 1/15/53	190,000,000	221,682,500
Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	16,301,175
Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	28,893,565
Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	19,624,902
Refunding, Series A, zero cpn., 1/15/42	130,000,000	28,018,900
Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	64,622,180
senior lien, Series A, 5.00%, 1/01/35	15,955,000	16,016,427
senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	27,263,382
senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	4,863,758
senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	59,027,909
senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	16,425,526
senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	18,101,807
senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	11,256,150
senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,441,060
senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	24,501,256
Fremont USD Alameda County GO, Election of 2002, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/28	10,000,000	10,275,900
Fresno USD, GO,
Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	9,402,820
Election of 2010, Series B, zero cpn., 8/01/41	35,000,000	7,002,100
Glendale Community College District GO, NATL RE, FGIC Insured, zero cpn., 8/01/28	15,000,000	8,343,300
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Senior Series A-1, 5.125%, 6/01/47	5,000,000	3,773,950
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	77,500,000	64,043,675
Enhanced, Asset-Backed, Refunding, AGMC Insured, 5.00%, 6/01/45	30,000,000	30,520,200
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	34,000,000	34,582,420
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	14,085,000	14,326,276
Enhanced, Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45	20,000,000	20,342,600
Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%, 6/01/45	30,000,000	30,513,900
Enhanced, Asset-Backed, Series A, AGMC Insured, 5.00%, 6/01/35	50,000,000	50,965,500
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%,
9/01/33	10,000,000	10,995,500
Hartnell Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter,
8/01/33	20,000,000	17,435,000
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	8,263,701
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%, 8/01/34	7,750,000	8,975,817
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL RE, FGIC Insured, zero
cpn., 8/01/28	10,005,000	6,281,439
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed Bonds, Turbo Convertible
Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	35,220,850
Irvine USD Financing Authority Special Tax, Series A,
5.00%, 9/01/26	2,865,000	2,930,981
5.125%, 9/01/36	10,585,000	10,820,728
Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34	15,000,000	15,865,500
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1,
Refunding, 6.10%, 6/01/22	1,205,000	1,215,351
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,891,135
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16	5,000	5,773
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	11,145,473
Lemon Grove School District GO, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	3,870,556
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded,
5.00%, 12/01/23	8,700,000	9,073,230
8.25%, 12/01/38	35,000,000	42,365,050

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
5.50%, 11/15/28	8,000,000	9,894,080
5.00%, 11/15/29	17,465,000	20,657,777
5.50%, 11/15/30	5,000,000	6,195,000
5.00%, 11/15/35	69,800,000	81,675,772
5.50%, 11/15/37	35,000,000	43,296,750
Long Beach Community College District GO, Election of 2008, Series B, 4.00%, 8/01/42	8,630,000	8,914,617
Los Angeles Community College District GO,
Election of 2001, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/32	21,500,000	23,861,775
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	28,535,500
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	22,828,400
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
District No. 14, Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	6,000,000	6,187,680
District No. 20, Series A, NATL Insured, 5.00%, 10/01/34	215,000	221,725
Los Angeles Department of Airports Revenue, Los Angeles International Airport,
Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	21,972,267
Senior, Series A, 5.00%, 5/15/34	18,500,000	20,813,240
Senior, Series A, 5.25%, 5/15/39	14,000,000	15,827,140
Senior, Series D, 5.00%, 5/15/35	80,000,000	91,044,800
Subordinated, Refunding, Series C, 5.125%, 5/15/33	16,000,000	17,676,160
Los Angeles Department of Water and Power Revenue,
Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	11,221,900
Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/31	10,000,000	10,219,700
Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/35	63,435,000	64,812,808
Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	12,292,988
Power System, Series B, 5.00%, 7/01/43	62,000,000	71,282,020
Power System, Series D, 5.00%, 7/01/44	51,940,000	60,043,159
[a] Power System, Series E, 5.00%, 7/01/39	13,950,000	16,238,497
[a] Power System, Series E, 5.00%, 7/01/44	25,000,000	28,900,250
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	91,955,242
Water System, Series A, 5.00%, 7/01/44	50,000,000	57,800,500
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36	14,385,000	15,203,075
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	19,485,720
Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	40,962,860
Los Angeles Harbor Department Revenue, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,909,581
Los Angeles USD, GO,
Series E, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/30	15,000,000	15,353,400
Series F, 5.00%, 7/01/29	2,250,000	2,576,723
Series I, 5.00%, 7/01/29	10,000,000	11,452,100
Series I, 5.00%, 1/01/34	36,760,000	41,452,414
Los Angeles Wastewater System Revenue, Refunding, Series A, 5.00%, 6/01/39	25,000,000	27,567,750
Los Gatos-Saratoga Joint UHSD, GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%,
8/01/39	10,635,000	11,134,632
8/01/44	16,090,000	16,739,071
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	33,999,250
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	6,330,000	7,677,784
Madera County COP, Valley Children's Hospital Project, NATL Insured,
5.00%, 3/15/23	8,500,000	8,510,285
5.75%, 3/15/28	27,500,000	27,550,050
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM,
5.40%, 1/15/17	5,165,000	5,303,629
5.50%, 1/15/24	11,790,000	13,779,327
Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/21	9,660,000	8,189,265
8/01/23	10,815,000	8,421,857
5/01/27	12,770,000	8,460,380
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, zero cpn.,
8/01/27	6,315,000	4,502,279
8/01/28	6,625,000	4,548,858
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008, Series A, zero cpn. to 8/01/28,
6.25% thereafter, 8/01/43	55,000,000	37,000,700
Murrieta Valley USD, COP, School Facility Bridge Funding Program, 5.75%, 5/01/41	12,000,000	12,972,120
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	17,391,269
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	950,000	951,397
Newport Mesa USD, GO, Election of 2005, Capital Appreciation, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	18,343,200

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)
Oak Grove School District GO, Election of 2008, Series B-1, zero cpn., 6/01/41	36,240,000	6,721,070
Oakland GO, Series B, 6.25%, 1/15/39	10,045,000	11,683,842
Oakland USD Alameda County GO, Election of 2006, Series A, 6.125%, 8/01/29	7,225,000	8,241,846
Orange County Water District Revenue COP, Series B, NATL Insured,
ETM, 5.00%, 8/15/28	13,740,000	17,484,150
ETM, 5.00%, 8/15/34	3,305,000	4,296,930
Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,529,550
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44	10,755,000	10,848,568
Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas, Refunding, NATL Insured, 5.00%, 9/01/34	6,980,000	6,985,026
Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	21,000,000	21,645,330
Palomar Community College District GO, Convertible Capital Appreciation, Election of 2006, Series A, zero cpn. to 8/01/25,
6.20% thereafter, 8/01/39	69,410,000	53,980,851
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	30,000,000	32,128,200
Palomar Pomerado Health GO, Convertible Capital Appreciation, Election of 2004, Series A,
Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	37,006,920
zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	58,105,200
Paramount USD, GO, County of Los Angeles, Election of 2006, BAM Insured, zero cpn.,
8/01/43	32,000,000	6,005,760
8/01/48	28,000,000	3,503,080
Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31	5,000,000	5,006,800
Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	15,704,492
Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21	3,350,000	3,369,129
Placentia-Yorba Linda USD, GO, Capital Appreciation, Election of 2008, Series D, zero cpn.,
8/01/43	27,955,000	7,905,954
8/01/46	89,200,000	21,821,888
8/01/49	85,000,000	17,946,050
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,695,000	1,699,153
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn.,
8/01/46	45,000,000	11,008,800
Ramona USD, COP, Convertible Capital Appreciation, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/32	16,000,000	16,843,520
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
Refunding, Series A, 5.00%, 7/01/38	11,200,000	11,526,592
Series A, 5.00%, 7/01/47	58,450,000	60,294,682
Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
8/15/16	8,605,000	8,508,796
8/15/17	13,605,000	13,245,284
8/15/18	13,605,000	12,978,898
Redding California Electricity System Revenue COP, Series A, NATL RE, FGIC Insured, 5.00%, 6/01/35	12,725,000	12,919,565
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,794,051
Rialto USD, GO, Capital Appreciation,
Election of 1999, Series A, NATL RE, FGIC Insured, zero cpn., 6/01/19	9,370,000	8,388,118
Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	20,871,540
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, 5.00%, 8/01/32	6,930,000	7,557,373
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project, NATL Insured, zero cpn.,
6/01/23	14,160,000	10,640,249
6/01/24	13,005,000	9,315,612
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,
11/01/30	9,905,000	10,254,845
11/01/36	6,345,000	6,545,121
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore Valley AD, Zone 3, 7.875%,
9/01/15	410,000	423,587
9/01/16	440,000	474,087
9/01/17	475,000	526,158
Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A, XLCA Insured, 5.00%,
10/01/35	17,500,000	17,606,925
Riverside County SFMR, Capital Appreciation Mortgage,
Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	21,744,483
Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	21,425,825
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	12,942,050
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,337,200
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	11,231,900
Refunding, Series A, 5.00%, 10/01/43	11,535,000	13,068,348
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC Insured, 5.00%, 9/01/36	10,090,000	10,662,507
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 7.00%, 9/01/39	8,865,000	10,576,477

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)
Rocklin USD, GO,
Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 9/01/16	17,715,000	17,511,632
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/25	8,160,000	5,975,323
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/26	8,695,000	6,063,545
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/27	9,080,000	6,062,262
Election of 2002, NATL RE, FGIC Insured, zero cpn., 8/01/28	16,615,000	10,571,460
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	17,900,000	15,604,146
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,006
Roseville Joint UHSD, GO,
Capital Appreciation, Series A, zero cpn., 8/01/17	7,430,000	6,491,071
Placer and Sacramento Counties, Election of 2004, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 8/01/30	8,375,000	8,606,066
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,734,800
Rowland USD, GO, Series A, AGMC Insured, 5.00%, 8/01/31	17,715,000	18,829,982
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL RE, FGIC Insured, 5.00%,
10/01/37	8,715,000	9,475,558
Sacramento City Financing Authority Revenue, Capital Improvement, Community Reinsurance Capital Program, Series A,
AMBAC Insured, 5.00%,
12/01/31	16,915,000	18,087,209
12/01/36	5,740,000	6,109,828
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, 5.75%, 7/01/39	5,000,000	5,401,950
Senior, 5.00%, 7/01/40	9,000,000	9,952,200
Senior, Series A, AGMC Insured, 5.00%, 7/01/41	10,000,000	10,980,500
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,301,400
Sacramento County Sanitation Districts Financing Authority Revenue,
County Sanitation District No. 1, NATL Insured, 5.00%, 8/01/30	11,900,000	12,212,375
Refunding, Series A, 5.00%, 12/01/44	25,000,000	28,759,750
Sacramento Regional County Sanitation District, NATL Insured, 5.00%, 12/01/36	13,220,000	13,920,396
Sacramento Regional County Sanitation District, NATL Insured, Pre-Refunded, 5.00%, 12/01/36	47,875,000	50,952,405
Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	10,000,000	10,642,800
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,744,936
San Bernardino Community College District GO, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	14,518,165
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,060,915
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL Insured, 5.70%,
1/01/23	6,315,000	5,949,614
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%, 1/01/44	10,840,000	12,271,856
San Diego Community College District GO, Election of 2002, Capital Appreciation, zero cpn. to 8/01/19, 6.00% thereafter,
8/01/33	26,880,000	27,267,610
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,379,100
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,342,891
Refunding, Sub Series A, 5.00%, 7/01/27	11,565,000	13,178,549
San Diego County Regional Transportation Commission Sales Tax Revenue, Series A, 5.00%,
4/01/44	54,915,000	64,004,531
4/01/48	20,000,000	23,240,000
San Diego County Water Authority Water Revenue COP, Series A, AGMC Insured,
5.00%, 5/01/34	11,030,000	11,159,051
Pre-Refunded, 5.00%, 5/01/34	95,675,000	97,165,616
San Diego RDA Tax Allocation, Horton Plaza Redevelopment Project, Refunding, Series A, AGMC Insured, 6.00%, 11/01/15	845,000	848,312
San Diego USD, GO,
Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	51,791,070
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/21	12,160,000	10,290,643
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/22	8,440,000	6,833,699
Election of 1998, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/23	11,120,000	8,637,015
Election of 2008, Capital Appreciation, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	29,840,000	18,500,800
Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	104,505,000	98,920,253
Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	37,503,379
San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32	28,000,000	30,878,960
San Francisco City and County Airport Commission International Airport Revenue,
Issue 32G, Refunding, Second Series, NATL RE, FGIC Insured, 4.50%, 5/01/28	7,500,000	7,814,850
Series B, 5.00%, 5/01/44	31,000,000	35,437,650
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured, 5.00%, 9/01/31	5,805,000	5,820,848
San Francisco City and County Public Utilities Commission Water Revenue, Sub Series A, 5.00%,
11/01/36	23,490,000	26,938,097
11/01/41	5,800,000	6,533,178

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)
11/01/43	71,735,000	80,795,848
San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,783,000
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	69,639,713
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	93,705,018
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	105,440,526
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	93,655,449
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	93,590,578
Capital Appreciation, Series A, Pre-Refunded, 5.60%, 1/15/16	19,500,000	19,721,715
Capital Appreciation, Series A, Pre-Refunded, 5.65%, 1/15/17	17,000,000	17,193,460
Capital Appreciation, Series A, Pre-Refunded, 5.70%, 1/15/19	57,000,000	57,649,800
senior lien, ETM, zero cpn., 1/01/25	5,700,000	4,576,701
senior lien, ETM, zero cpn., 1/01/28	33,545,000	24,325,492
senior lien, ETM, zero cpn., 1/01/29	37,050,000	25,708,624
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	134,703,750
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	452,510,500
San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37	25,500,000	27,025,665
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	21,830,046
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,087,697
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,773,453
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A, AMBAC Insured,
5.00%, 9/01/24	5,000,000	5,001,950
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,635,960
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,863,505
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	37,287,120
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,331,373
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,034,141
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	10,000,000	10,952,400
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	31,942,240
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,807,834
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/36	10,000,000	12,317,800
5/01/42	10,000,000	12,226,200
San Jose USD, COP, AGMC Insured, ETM, zero cpn.,
1/01/27	7,105,000	5,206,899
1/01/29	7,105,000	4,862,520
San Juan USD, GO, Election of 1998, Series B, NATL Insured, zero cpn.,
8/01/26	15,825,000	10,472,827
8/01/27	18,605,000	12,421,628
8/01/28	19,470,000	12,387,982
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32	12,500,000	13,623,125
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	19,540,950
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured, 5.00%, 8/01/39	6,555,000	6,555,328
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00%
thereafter, 12/15/43	11,535,000	11,685,416
GO, Capital Appreciation, Election of 2000, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/22	5,000,000	4,137,350
San Ramon PFA Tax Allocation Revenue, NATL Insured, 5.30%, 2/01/28	16,810,000	16,817,396
San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36	5,655,000	5,968,061
San Ramon Valley USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	14,770,000	15,831,815
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/27	5,000,000	5,458,850
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A,
6.25%, 9/01/24	7,005,000	8,552,334
6.75%, 9/01/28	13,500,000	16,605,540
[b]Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	2,690,000	2,684,539
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	20,000,000	21,469,000
Santa Clarita Community College District GO, Election of 2006, NATL Insured, 5.00%, 8/01/32	9,765,000	10,620,609
Santa Cruz County RDA Tax Allocation, Live Oak/Soquel Community Improvement Project Area, Series A, 7.00%, 9/01/36	5,000,000	5,848,050
Santa Maria Joint UHSD, GO, 4.00%, 8/01/37	14,230,000	14,456,257
Santee School District COP, Capital Improvement Project, Assured Guaranty, 5.50%, 10/01/48	15,460,000	16,272,732
Saugus USD, GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	5,000,000	5,137,950

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn.,
8/01/42	49,000,000	12,709,620
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project, Series A, 6.05%, 1/01/17	2,795,000	2,806,068
Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
5.30%, 9/01/29	1,615,000	1,615,565
5.40%, 9/01/34	2,000,000	2,000,660
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,866,858
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	20,616,050
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	1,135,000	1,139,449
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	12,870,000	13,892,007
Stockton-East Water District COP, Capital Appreciation, 1990 Project, Series B, zero cpn., 4/01/16	103,885,000	99,802,319
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, 5.625%, 8/01/47	10,000,000	11,049,800
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	10,870,400
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31	4,385,000	4,396,226
Trabuco Canyon PFA, Special Tax Revenue, Refunding,
Series A, AGMC Insured, 6.10%, 10/01/15	585,000	591,850
Series C, AGMC Insured, 6.10%, 7/01/19	3,940,000	4,247,399
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	11,940,500
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency Response Facilities and
Services, 6.00%, 8/01/44	10,710,000	12,866,673
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	83,490,750
Series A, NATL Insured, 4.50%, 5/15/47	54,085,000	54,873,559
University of California Revenues,
Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	10,000,000	10,621,400
Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/41	7,750,000	8,218,487
UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34	3,710,000	3,713,042
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	40,276,472
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	15,246,960
[b]Vacaville PFAR, Local Agency, 8.65%, 9/02/18	2,070,000	2,049,321
Vacaville USD, GO, Election of 2001, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32	7,790,000	8,645,731
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	4,090,000	4,095,931
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	1,230,000	1,234,563
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	28,350,000	30,918,226
Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment Project Area, 5.875%, 9/01/37	5,000,000	5,000,500
Vista USD, GO, Election of 2002, Series C, AGMC Insured, 5.00%, 8/01/28	2,000,000	2,181,600
Washington Township Health Care District Revenue,
Refunding, 5.25%, 7/01/29	6,500,000	6,513,260
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,288,540
Series A, 5.50%, 7/01/38	11,000,000	11,811,140
West Kern Community College District COP, AMBAC Insured, 5.625%, 11/01/34	11,035,000	12,112,126
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	9,887,308
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	5,000,000	5,727,500
Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, 5.125%, 8/01/47	10,275,000	10,707,783
Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%,
9/01/30	6,250,000	6,288,063
9/01/31	7,490,000	7,963,218
9/01/35	5,910,000	5,944,633
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, 5.00%, 8/01/34	18,980,000	20,784,618
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured, 5.00%,
9/01/29	10,100,000	10,109,090
9/01/34	12,765,000	12,774,063
		12,265,827,104
U.S. Territories 5.4%
Puerto Rico 5.3%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	7,210,000	6,866,011
5.625%, 5/15/43	25,500,000	24,037,065
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/32	30,000,000	21,751,800
Refunding, Series A, 5.75%, 7/01/41	20,485,000	14,753,092
Refunding, Series A, AGMC Insured, 5.00%, 7/01/35	27,145,000	27,150,157
Refunding, Series A, NATL Insured, 5.50%, 7/01/20	10,000,000	10,521,000
Refunding, Series E, 5.50%, 7/01/31	18,980,000	13,898,674
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	21,704,760

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)
Series A, 5.125%, 7/01/28	10,000,000	7,279,600
Series A, 5.125%, 7/01/31	68,780,000	49,158,442
Series A, 6.00%, 7/01/38	10,000,000	7,395,000
Series B, Pre-Refunded, 5.25%, 7/01/32	12,495,000	13,394,015
Series B, Pre-Refunded, 5.00%, 7/01/35	21,200,000	22,646,688
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-Refunded, 5.00%,
7/01/36	63,000,000	67,348,260
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Series K, Pre-Refunded,
5.00%,
7/01/40	30,000,000	30,708,300
7/01/45	30,000,000	30,708,300
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	5,887,860
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	10,129,600
Refunding, Series A, 5.00%, 7/01/42	24,000,000	12,000,960
Series A, 7.00%, 7/01/33	50,000,000	25,793,000
Series WW, 5.00%, 7/01/28	12,030,000	6,093,436
Series WW, 5.25%, 7/01/33	32,250,000	16,331,077
Series XX, 5.25%, 7/01/40	14,000,000	7,088,340
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,534,392
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.25%, 12/15/26	20,000,000	13,707,800
6.00%, 12/15/26	16,000,000	11,594,560
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	26,510,000	18,298,793
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	22,243,717
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/27	15,000,000	15,435,750
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/28	10,000,000	10,284,000
Refunding, Series N, 5.00%, 7/01/37	10,925,000	7,319,859
Series S, 6.00%, 7/01/41	32,840,000	22,745,641
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	11,077,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	80,000,000	61,039,200
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	7,449,600
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	7,024,500
first subordinate, Series A, 5.50%, 8/01/42	10,000,000	7,132,300
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	6,052,480
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	35,683,500
Series A, 5.25%, 8/01/57	10,000,000	7,490,900
		723,759,929
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	10,000,000	11,529,000

Total U.S. Territories		735,288,929
Total Municipal Bonds (Cost $11,694,396,517) 95.0%		13,001,116,033

Other Assets, less Liabilities 5.0%		687,357,575
Net Assets 100.0%		$13,688,473,608

a Security purchased on a when-issued basis.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2014, the aggregate value of these securities was $4,733,860, representing 0.03% of net assets.

ABBREVIATIONS
Selected Portfolio

ABAG - The Association of Bay Area Governments
ACA - American Capital Access Holdings Inc.

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2014 (unaudited) (continued)

AD	-	Assessment District
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BART	-	Bay Area Rapid Transit
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
CHFCLP	-	California Health Facilities Construction Loan Program
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency
FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
IDR	-	Industrial Development Revenue
MFHR	-	Multi-Family Housing Revenue
MUD	-	Municipal Utility District
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
RAN	-	Revenue Anticipation Note
RDA	-	Redevelopment Agency/Authority
RMR	-	Residential Mortgage Revenue
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin California Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At December 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,699,241,892

Unrealized appreciation	$1,512,982,948
Unrealized depreciation	(211,108,807)
Net unrealized appreciation (depreciation)	$1,301,874,141

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

By  /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2015